Intangibles Assets and Goodwill - Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 1,921	€ 4,068
Italy [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 1,921	€ 1,921
Long-term growth rate	0.90%	1.00%
WACC	8.92	9.05
Annual sales growth rate 2021	8.03%
Annual sales growth rate 2022–2025	2.50%
Annual sales growth rate 2020-2024		8.50%
Mexico [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test		€ 2,147
Long-term growth rate	3.57%	3.40%
WACC	13.31	13.92
Annual sales growth rate 2021	18.00%
Annual sales growth rate 2022–2025	2.13%
Annual sales growth rate 2020-2024		9.30%